Share capital and reserves	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Share capital and reserves

10.	Share capital and reserves

(a)	Authorized share capital

At December 31, 2024, the authorized share capital comprised an unlimited number of common shares. The common shares do not have a par value. All issued shares are fully paid.

(b)	Details of other issues of common shares in 2024, 2023 and 2022

There was no share issuances during the years-ended December 31, 2024, 2023 and 2022.

(c)	Warrants

The continuity of warrants for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2023	Issued	Exercised	Expired	2024
March 18, 2024	USD$0.80	7,923,077	-	-	(7,923,077)	-
March 18, 2024	USD$0.80	435,769	-	-	(435,769)	-
May 14, 2024	$1.50	500,000	-	-	(500,000)	-
Warrants outstanding and exercisable		8,858,846	-	-	(8,858,846)	-
Weighted average exercise price		$1.08	-	-	$1.08	-

The weighted average remaining life of warrants outstanding at December 31, 2024 was nil years (2023 – 0.22 years).

	Exercise	December 31,				December 31,
Expiry date	price	2022	Issued	Exercised	Expired	2023
March 27, 2023	$0.50	5,489,658	-	-	(5,489,658)	-
August 6, 2023	$0.90	3,100,000	-	-	(3,100,000)	-
March 18, 2024	USD$0.80	7,923,077	-	-	-	7,923,077
March 18, 2024	USD$0.80	435,769	-	-	-	435,769
May 14, 2024	$1.50	500,000	-	-	-	500,000
Warrants outstanding and exercisable		17,448,504	-	-	(8,589,658)	8,858,846
Weighted average exercise price		$0.88	-	-	$0.64	$1.08

The weighted average remaining life of warrants outstanding at December 31, 2023 was 0.22 years (2022 – 0.80 years).

	Exercise	December 31,				December 31,
Expiry date	price	2021	Issued	Exercised	Expired	2022
June 7, 2022	$1.35	4,720,000	-	-	(4,720,000)	-
March 27, 2023	$0.50	5,489,658	-	-	-	5,489,658
August 6, 2023	$0.90	3,100,000	-	-	-	3,100,000
March 18, 2024	USD$0.80	7,923,077	-	-	-	7,923,077
March 18, 2024	USD$0.80	435,769	-	-	-	435,769
May 14, 2024	$1.50	500,000	-	-	-	500,000
Warrants outstanding and exercisable		22,168,504	-	-	(4,720,000)	17,448,504
Weighted average exercise price		$0.95	-	-	$1.35	$0.88

The weighted average remaining life of warrants outstanding at December 31, 2022 was 0.80 years (2021 – 1.51 years).

(d)	Share purchase option compensation plan

The Company’s stock option plan permits the issuance of options up to a maximum of 10% of the Company’s issued share capital. Stock options issued to any consultant or person providing investor relations services cannot exceed 2% of the issued and outstanding common shares in any twelve month period. At December 31, 2024, the Company had reserved 2,057,141 stock options that may be granted. The exercise price of any option cannot be less than the volume weighted average trading price of the shares for the five trading days immediately preceding the date of the grant.

The maximum term of all options is five years. The Board of Directors determines the term of the option (to a maximum of five years) and the time during which any option may vest. Options granted to consultants or persons providing investor relations services shall vest in stages with no more than 25% of such option being exercisable in any three month period. All options granted if any, during the years ended December 31, 2024, 2023 and 2022 vested on the grant date.

The Company’s stock option plan permits the option holder to exercise cashless by surrendering a portion of the underlying option shares to pay for the exercise price and the corresponding withholding taxes, if applicable.

The continuity of stock options for the years ended December 31, 2024, 2023 and 2022 are as follows:

Expiry date	Exercise price	December 31, 2023	Granted	Exercised	Forfeited	December 31, 2024
March 7, 2027	$0.38	1,125,000	-	-	(125,000)	1,000,000
June 10, 2027	$0.33	3,640,000	-	-	(265,000)	3,375,000
October 4, 2027	$0.30	755,000	-	-	-	755,000
December 16, 2027	$0.33	855,000	-	-	-	855,000
February 14, 2028	$0.30	600,000	-	-	-	600,000
April 3, 2028	$0.26	1,975,000	-	-	(400,000)	1,575,000
July 10, 2028	$0.16	2,520,000	-	-	(50,000)	2,470,000
September 19, 2028	$0.18	1,035,000	-	-	-	1,035,000
Options outstanding and exercisable		12,505,000	-	-	(840,000)	11,665,000
Weighted average exercise price		$0.27	-	-	$0.29	$0.27

The weighted average remaining life of stock options outstanding at December 31, 2024 was 2.97 years (2023 – 3.96 years).

Expiry date	Exercise price	December 31, 2022	Granted	Exercised	Expired	December 31, 2023
February 9, 2023	$0.97	350,000	-	-	(350,000)	-
March 3, 2023	$0.96	250,000	-	-	(250,000)	-
March 31, 2023	$0.68	1,975,000	-	-	(1,975,000)	-
May 8, 2023	$0.69	100,000	-	-	(100,000)	-
May 28, 2023	$0.65	100,000	-	-	(100,000)	-
July 8, 2023	$0.62	2,420,000	-	-	(2,420,000)	-
September 18, 2023	$0.51	960,000	-	-	(960,000)	-
March 7, 2027	$0.38	1,125,000	-	-	-	1,125,000
June 10, 2027	$0.33	3,640,000	-	-	-	3,640,000
October 4, 2027	$0.30	755,000	-	-	-	755,000
December 16, 2027	$0.33	855,000	-	-	-	855,000
February 14, 2028	$0.30	-	600,000	-	-	600,000
April 3, 2028	$0.26	-	1,975,000	-	-	1,975,000
July 10, 2028	$0.16	-	2,520,000	-	-	2,520,000
September 19, 2028	$0.18	-	1,035,000	-	-	1,035,000
Options outstanding and exercisable		12,530,000	6,130,000	-	(6,155,000)	12,505,000
Weighted average exercise price		$0.49	$0.21	-	$0.66	$0.27

The weighted average remaining life of stock options outstanding at December 31, 2023 was 3.96 years (2022 – 2.53 years).

Expiry date	Exercise price	December 31, 2021	Granted	Exercised	Expired	December 31, 2022
March 4, 2022	$0.47	1,125,000	-	-	(1,125,000)	-
April 30, 2022	$0.41	100,000	-	-	(100,000)	-
April 30, 2022	$0.58	220,000	-	-	(220,000)	-
May 31, 2022	$0.62	600,000	-	-	(600,000)	-
June 9, 2022	$0.64	1,980,000	-	-	(1,980,000)	-
October 3, 2022	$1.13	860,000	-	-	(860,000)	-
December 15, 2022	$0.89	900,000	-	-	(900,000)	-
February 9, 2023	$0.97	350,000	-	-	-	350,000
March 3, 2023	$0.96	250,000	-	-	-	250,000
March 31, 2023	$0.68	1,975,000	-	-	-	1,975,000
May 8, 2023	$0.69	100,000	-	-	-	100,000
May 28, 2023	$0.65	100,000	-	-	-	100,000
July 8, 2023	$0.62	2,470,000	-	-	(50,000)	2,420,000
September 18, 2023	$0.51	960,000	-	-	-	960,000
March 7, 2027	$0.38	-	1,125,000	-	-	1,125,000
June 10, 2027	$0.33	-	3,640,000	-	-	3,640,000
October 4, 2027	$0.30	-	755,000	-	-	755,000
December 16, 2027	$0.33	-	855,000	-	-	855,000
Options outstanding and exercisable		11,990,000	6,375,000	-	(5,835,000)	12,530,000
Weighted average exercise price		$0.68	$0.34	-	$0.71	$0.49

The weighted average remaining life of stock options outstanding at December 31, 2022 was 2.53 years (2021 – 0.98 years).

The fair value of options granted during the years ended December 31, 2023 and 2022, calculated using the Black-Scholes option-pricing model at grant date, are as follows:

Number of options	Date of grant	Fair value per share	Risk free interest rate	Expected life (in years)	Expected volatility	Expected dividends
1,035,000	September 19, 2023	$0.10	3.96%	5	71.15%	$Nil
2,520,000	July 10, 2023	$0.12	3.81%	5	70.98%	$Nil
1,975,000	April 3, 2023	$0.15	2.87%	5	68.52%	$Nil
600,000	February 13, 2023	$0.18	3.43%	5	68.61%	$Nil
855,000	December 16, 2022	$0.19	3.07%	5	66.04%	$Nil
755,000	October 4, 2022	$0.22	3.42%	5	82.02%	$Nil
3,640,000	June 10, 2022	$0.22	3.38%	5	82.61%	$Nil
1,125,000	March 7, 2022	$0.31	1.65%	5	85.37%	$Nil

Total share-based payments expenses as a result of options granted and vested during the year ended December 31, 2024 was $Nil (2023 - $810,150; 2022 - $1,478,100).